Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - Mine restoration provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 104,282	$ 75,419
Reclamation spending at continuing operations	(343)	(425)
Accretion expense	1,438	917
Change in obligation	12,484	28,371
Liabilities associated with assets sold	(580)	0
Balance, end of year	117,281	104,282
Less: current portion	(734)	0
Mine restoration provisions, noncurrent	$ 116,547	$ 104,282